Long-term debt - Deferred financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Cost	$ 11,751	$ 6,336
Accumulated amortization	3,414	3,740
Net book value	$ 8,337	$ 2,596